Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2017 and 2016, property and equipment, net consisted of the following:

	December 31, 2017	December 31, 2016
Electronic equipment	$128,857	$75,706
Office equipment	13,152	10,108
Total property and equipment	142,009	85,814
Less: accumulated depreciation	(42,379)	(10,177)
Total property and equipment, net	$99,630	$75,637

Depreciation expenses for the fiscal years ended December 31, 2017 and 2016 and for the period from inception (April 27, 2015) to December 31, 2015 were $30,349, $10,638 and $0, respectively. There was no impairment recorded for these property and equipment for the years ended December 31, 2017 and 2016 and for the period from inception (April 27, 2015) to December 31, 2015.